SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
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SHARE CAPITAL

14 SHARE CAPITAL

Overview of capital transactions

Shares
Number of shares outstanding on January 1, 2015	54,014,159

Exercise of warrants - January 19, 2015	115,946
Exercise of warrants - March 16, 2015	174,302
Exercise of warrants - April 17, 2015	20,165
Exercise of warrants - June 3, 2015	83,000
Exercise of warrants - July 17, 2015	79,885
Exercise of warrants - July 29, 2015	24,967
Exercise of warrants - October 19, 2015	5,200
Exercise of warrants - December 7, 2015	7,250
Exercise of warrants - December 15, 2015	287,500

Number of shares outstanding on January 1, 2016	54,812,374

Exercise of warrants - January 18, 2016	288,170
Exercise of warrants - February 17, 2016	7,521
Exercise of warrants - March 17, 2016	210,741
Exercise of warrants - April 20, 2016	18,400
Private placement - June 1, 2016	5,533,720
Exercise of warrants - July 19, 2016	39,818
Exercise of warrants - October 18, 2016	10,050
Exercise of warrants - November 9, 2016	938

Number of shares outstanding on January 1, 2017	60,921,732

Exercise of warrants - January 17, 2017	154,342
Exercise of warrants - April 19, 2017	57,125
Exercise of warrants - July 18, 2017	19,833
Exercise of warrants - August 8, 2017	16,700
Exercise of warrants - September 13, 2017	249,563
Exercise of warrants - October 19, 2017	156,849
IPO Nasdaq - October 27, 2017	11,430,000
IPO Nasdaq - October 30, 2017	1,714,500

Number of shares outstanding on December 31, 2017	74,720,644

On January 19, 2015, the Company issued 115,946 new shares in exchange for €909,426.07 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €216,819.02 and €692,607.05 respectively.

On March 16, 2015, the Company issued 174,302 new shares in exchange for €1,292,682.18 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €325,944.74 and €966,737.44 respectively.

On April 17, 2015, the Company issued 20,165 new shares in exchange for €112,425.70 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €37,603.55 and €74,822.15 respectively.

On June 3, 2015, the Company issued 83,000 new shares in exchange for €410,955 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €155,210 and €255,745 respectively.

On July 17, 2015, the Company issued 79,885 new shares in exchange for €600,491.30 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €149,384.95 and €451,106.35 respectively.

On July 29, 2015, the Company issued 24,967 new shares in exchange for €199,086.96 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €46,688.29 and €152,398.67 respectively.

On October 19, 2015, the Company issued 5,200 new shares in exchange for €41,249 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €9,724 and €31,525 respectively.

On December 7, 2015, the Company issued 7,250 new shares in exchange for €61,390 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €13,557.50 and €47,832.50 respectively.

On December 15, 2015, the Company issued 287,500 new shares in exchange for €1,532,750 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €535,000 and €997,750 respectively.

On January 18, 2016, the Company issued 288,170 new shares in exchange for €1,192,292.70 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €538,877.90 and €653,414.80 respectively.

On February 17, 2016, the Company issued 7,521 new shares in exchange for €34,726.41 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €14,064.27 and €20,662.14 respectively.

On March 17, 2016, the Company issued 210,741 new shares in exchange for €740,375.82 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €394,085.67 and €346,290.15 respectively.

On April 20, 2016, the Company issued 18,400 new shares in exchange for €76,630 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €34,408 and €42,222 respectively.

On June 1, 2016, the Company raised €74.2 million through a private placement of new shares via an accelerated book building procedure. The Company placed 5,533,720 new shares in exchange for €74,151,848. The par value and share premium amounted to €10,348,056.40 and €63,803,791.60 respectively.

On July 19, 2016, the Company issued 39,818 new shares in exchange for €160,489.39 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €77,947.16 and €82,542.23 respectively.

On October 18, 2016, the Company issued 10,050 new shares in exchange for €47,303 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €18,793.50 and €28,509.50 respectively.

On November 9, 2016, the Company issued 938 new shares in exchange for €5,102.72 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €1,754.06 and €3,348.66 respectively.

On January 17,2017, the Company issued 154,342 new shares in exchange for €1,011,939.05 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €288,619.54 and €723,319.51 respectively.

On April 19, 2017, the Company issued 57,125 new shares in exchange for €398,801.77 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €106,823.75 and €291,978.02 respectively.

On July 18, 2017, the Company issued 19,833 new shares in exchange for €121,444.25 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €37,087.71 and €84,356.54 respectively.

On August 8, 2017, the Company issued 16,700 new shares in exchange for €80,683.50 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €31,229.00 and €49,454.50 respectively.

On September 13, 2017, the Company issued 249,563 new shares in exchange for €878,950.09 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €466,682.81 and €412,267.28 respectively.

On October 19, 2017, the Company issued 156,849 new shares in exchange for €978,878.73 as a result of the exercise of warrants by some employees and consultants of the Company. The par value and share premium amounted to €293,307.63 and €685,571.1 respectively.

On October 27, 2017, the Company raised €169.8 million through an initial public offering on Nasdaq. The Company placed 11,430,000 new shares in exchange for €169,849,800. The par value and share premium amounted to €21,374,100 and €148,475,700 respectively.

On October 30, 2017, the Company raised an additional €25.5 million through an initial public offering on Nasdaq. The Company placed 1,714,500 new shares, pursuant to the exercise of the underwriters’ over-allotment option, in exchange for €25,477,470. The par value and share premium amounted to €3,206,115 and €22,271,355 respectively.

All shares issued are fully paid.

Authorized capital

At December 31, 2017, the authorized capital amounts to €27,253 thousand (2016: €54,470 thousand; 2015: €66,520 thousand), which is available until August 7, 2018.

Voting rights

Each share gives right to one vote. If the share is encumbered by usufruct, the voting rights attached to the share shall be exercised by the usufructuary. The voting rights attached to pledged shares shall be exercised by the owner-pledger.

Dividends and profit appropriation

The Company has never distributed any dividends to its shareholders. According to Belgian company law, the Company is required to deduct at least 5% from its profit to constitute the legal reserve until it reaches one-tenth of the Company’s statutory share capital. At December 31, 2017, no profits were available for distribution.